Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of income (loss) before income taxes

Income (loss) before income tax expense consisted of:

	For the Years Ended December 31,
	2022	2023	2024
Mainland China	126,902	(251,871)	(55,016)
United States of America	(15,858)	(79,753)	(22,303)
Cayman	2,024	(69,376)	(48,026)
Singapore	(16,644)	(8,970)	(60,646)
Others	(8,090)	(55,523)	13,722
Total	88,334	(465,493)	(172,269)

Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2022	2023	2024
PRC statutory income tax rates	25.0%	(25.0)%	(25.0)%
Permanent book-tax difference	(2.4)%	(1.9)%	(4.0)%
Share-based compensation	5.5%	1.0%	3.5%
Super deduction of R&D expense	(14.0)%	(2.9)%	(7.8)%
Others	6.1%	0.0%	0.3%
Different tax rates in other jurisdictions	2.0%	7.8%	5.6%
Effect of tax holiday	(16.9)%	4.7%	8.8%
Change in valuation allowance	12.6%	3.4%	55.6%
Unrecognized tax benefit	—	—	4.0%
Total	20.3%	(11.0)%	45.0%
Effects of tax holidays entitled by the PRC subsidiaries	15,354	21,998	15,126
Effects of tax holidays entitled by the PRC subsidiaries on basic income (loss) per Class A and Class B ordinary share (US$ cent per share)	0.60	0.85	0.37

Schedule of composition of income tax expense (benefit)

The current and deferred portions of income tax expense (benefit) included in the consolidated statements of comprehensive income (loss) are as follows:

	For the Years Ended December 31,
	2022	2023	2024
Current income tax expense (benefit)	26,241	(5,654)	11,333
Deferred income tax (benefit) expense	(7,791)	(45,686)	66,150
Income tax expense (benefit)	18,450	(51,340)	77,483

Schedule of deferred tax assets and liabilities	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
Deferred tax assets
Tax losses carried forward	57,519	107,412
Write-down of inventories	26,608	13,134
Property, equipment and software	6,597	5,078
Share-based compensation	5,646	4,149
Allowance for doubtful accounts	200	769
Operating lease right-of-use assets	260	335
Warranty reserve	281	(14)
Total gross deferred tax assets	97,111	130,863
Less: Valuation allowance	(30,042)	(125,678)
Deferred tax assets, net of valuation allowance	67,069	5,185

Deferred tax liabilities
Operating lease liabilities	(260)	(335)
Intangible assets	—	(153)
Cryptocurrency and cryptocurrency receivables	—	(4,555)
Total gross deferred tax liabilities	(260)	(5,043)

Net deferred tax assets	66,809	295
Net deferred tax liabilities	—	(153)

Schedule of net operating loss carryforwards

Expiration year	US$
2026	4,210
2027	13
2028	87
2029	1,595
2030	802
2031	—
2032	—
2033	—
2034	198,609
2035	149,850

Schedule of movement of valuation allowance

Movement of valuation allowance is as follows:

	For the Years Ended December 31,
	2022	2023	2024
Beginning balance	2,821	13,871	30,042
Additions during the year	11,050	16,171	95,636
Ending balance	13,871	30,042	125,678